Financial investments and financial receivables - Non-current prepayments and financial receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Prepayments and financial receivables	$ 2,073	$ 1,379	$ 1,291
Interest-bearing receivables
Disclosure of financial assets [line items]
Prepayments and financial receivables	748	919
Prepayments and other non-interest-bearing receivables
Disclosure of financial assets [line items]
Prepayments and financial receivables	1,326	1,261
Assets classified as held for sale
Disclosure of financial assets [line items]
Prepayments and financial receivables	$ 0	$ 801